Annual Fund Operating Expenses - Ariel International Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.34%	[1]
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.14%	[2]
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.97%	[1]
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.89%	[2]

[1]

The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of Ariel International Fund but does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).

[2]

Ariel Investments, LLC (“Ariel” or the “Adviser”) is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through the end of the fiscal year ending September 30, 2022. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2022.